PRINCIPAL SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2017
Alta Wind VIII LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
BIF II Safe Harbor Holdings LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
BIF III Holtwood LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
BRE GLBL Holdings L.P.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Bermuda
Percentage of voting securities owned or controlled	100.00%
BRI Green Energy Limited
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Republic of Ireland
Percentage of voting securities owned or controlled	100.00%
Brookfield BRP Canada Corp.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Alberta
Percentage of voting securities owned or controlled	100.00%
Brookfield Energia Comercializadora Ltda
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Brazil
Percentage of voting securities owned or controlled	100.00%
Brookfield Power US Holding America Co.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
Brookfield Power Wind Prince LP
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Ontario
Percentage of voting securities owned or controlled	100.00%
Brookfield Renewable UK Hydro Limited
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	England and Wales
Percentage of voting securities owned or controlled	100.00%
Brookfield Smoky Mountain Hydropower LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
Brookfield White Pine Hydro LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
Catalyst Old River Hydroelectric Limited Partnership
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Louisiana
Percentage of voting securities owned or controlled	75.00%
Erie Boulevard Hydropower, L.P.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
Granite Reliable Power, LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	89.50%
Great Lakes Hydro America, LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
Great Lakes Power Limited
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Ontario
Percentage of voting securities owned or controlled	100.00%
Hawks Nest Hydro LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
Isagen S.A. E.S.P.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Colombia
Percentage of voting securities owned or controlled	99.50%
Itiquira Energetica S.A.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Brazil
Percentage of voting securities owned or controlled	100.00%
Kwagis Power Limited Partnership
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	British Columbia
Percentage of voting securities owned or controlled	75.00%
Lievre Power L.P.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Québec
Percentage of voting securities owned or controlled	100.00%
Mississagi Power Trust
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Québec
Percentage of voting securities owned or controlled	100.00%
Orion Canadian Holdings 1 AIV L.P.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Ontario
Percentage of voting securities owned or controlled	100.00%
PEA - Parque Eolico da Serra, Unipessola S.A.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Portugal
Percentage of voting securities owned or controlled	100.00%
Powell River Energy Inc.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Canada
Percentage of voting securities owned or controlled	100.00%
Rumford Falls Hydro LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Delaware
Percentage of voting securities owned or controlled	100.00%
Safe Harbor Water Power Corporation
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Pennsylvania
Percentage of voting securities owned or controlled	100.00%
Tangara Energia S.A.
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Brazil - São Paulo
Percentage of voting securities owned or controlled	100.00%
Windstar Energy, LLC
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	California
Percentage of voting securities owned or controlled	100.00%
2016 Comber Wind Limited Partnership
Disclosure of subsidiaries [line items]
Jurisdiction of Incorporation or Organization	Ontario
Percentage of voting securities owned or controlled	100.00%